JEMD
Nuveen Emerging Markets Debt 2022 Target Term Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 127.9% (98.6% of Total Investments)
	EMERGING MARKETS DEBT – 71.3% (55.0% of Total Investments)
	Argentina – 2.7%
$7,575	Provincia de Buenos Aires/Government Bonds, 144A	6.500%	2/15/23	D	$2,954,250
	Bahrain – 1.9%
2,000	Bahrain Government International Bond, 144A	6.125%	7/05/22	B+	2,083,550
	Barbados – 6.3%
407	Barbados Government International Bond, 144A	6.500%	2/01/21	B-	403,551
6,639	Barbados Government International Bond, 144A	6.500%	10/01/29	B-	6,448,946
7,046	Total Barbados				6,852,497
	Costa Rica – 3.6%
4,000	Costa Rica Government International Bond, 144A, (3)	4.250%	1/26/23	B	3,860,000
	Ecuador – 3.9%
2,205	Ecuador Government International Bond, 144A	0.500%	7/31/30	B-	1,488,397
625	Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	290,066
3,641	Ecuador Government International Bond, 144A	0.500%	7/31/35	B-	2,011,388
853	Ecuador Government International Bond, 144A	0.500%	7/31/40	B-	425,234
7,324	Total Ecuador				4,215,085
	Egypt – 3.6%
3,775	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	3,866,355
	El Salvador – 5.6%
6,375	El Salvador Government International Bond, 144A, (3)	7.750%	1/24/23	B-	6,142,376
	Ghana – 2.3%
2,500	Ghana Government International Bond, 144A	9.250%	9/15/22	B	2,536,998
	Iraq – 7.4%
8,500	Iraq International Bond, 144A, (3)	6.752%	3/09/23	B-	8,096,250
	Lebanon – 1.3%
5,000	Lebanon Government International Bond, (4)	6.000%	1/27/23	D	787,500
4,000	Lebanon Government International Bond, Reg S, (4)	6.400%	5/26/23	D	633,600
9,000	Total Lebanon				1,421,100
	Mongolia – 4.4%
3,000	Mongolia Government International Bond, 144A	5.125%	12/05/22	B	3,059,930

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mongolia (continued)
$1,650	Mongolia Government International Bond, 144A	5.625%	5/01/23	B	$1,693,342
4,650	Total Mongolia				4,753,272
	Namibia – 1.2%
1,338	Namibia International Bonds, 144A	5.500%	11/03/21	Ba2	1,351,118
	Nigeria – 3.2%
3,425	Nigeria Government International Bond, (3)	5.625%	6/27/22	B2	3,445,550
	Pakistan – 2.5%
2,775	Third Pakistan International Sukuk Co Ltd, 144A	5.625%	12/05/22	B-	2,768,063
	Rwanda – 7.9%
8,400	Rwanda International Government Bond, 144A, (3)	6.625%	5/02/23	B+	8,644,020
	Sri Lanka – 2.0%
3,000	Sri Lanka Government International Bond, 144A	5.750%	4/18/23	B-	2,205,000
	Turkey – 0.9%
1,000	Turkiye Ihracat Kredi Bankasi AS, 144A	4.250%	9/18/22	B+	950,000
	Ukraine – 7.2%
7,650	Ukraine Government International Bond, 144A, (3)	7.750%	9/01/22	B	7,831,687
	Zambia – 3.4%
7,500	Zambia Government International Bond, 144A	5.375%	9/20/22	CCC-	3,718,091
$97,833	Total Emerging Markets Debt (cost $95,966,530)				77,695,262

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 56.5% (43.6% of Total Investments)
	Aerospace & Defense – 1.8%
$2,000	Embraer SA	5.150%	6/15/22	BB+	$2,012,520
	Banks – 13.7%
2,857	Halyk Savings Bank of Kazakhstan JSC	5.500%	12/21/22	BB+	2,849,665
2,000	TC Ziraat Bankasi AS, 144A	5.125%	5/03/22	B+	1,940,576
3,200	Turkiye Is Bankasi AS, 144A	6.000%	10/24/22	B-	3,073,280
2,704	Turkiye Vakiflar Bankasi TAO, 144A	6.000%	11/01/22	B-	2,597,300
1,434	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	1,462,860
3,000	United Bank for Africa PLC, 144A, (3)	7.750%	6/08/22	B	2,992,200
15,195	Total Banks				14,915,881
	Capital Markets – 1.4%
1,500	Grupo Aval Ltd, 144A	4.750%	9/26/22	BBB-	1,535,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies – 2.2%
$2,500	Atento Luxco 1 SA, 144A	6.125%	8/10/22	Ba3	$2,412,525
	Diversified Financial Services – 1.8%
2,000	Sasol Financing International plc	4.500%	11/14/22	BB	1,935,544
	Electric Utilities – 5.9%
5,000	Eskom Holdings SOC Ltd, 144A, (3)	5.750%	1/26/21	BBB+	4,876,700
1,500	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,503,765
6,500	Total Electric Utilities				6,380,465
	Food Products – 4.3%
1,800	BRF SA, 144A	3.950%	5/22/23	Ba2	1,847,268
2,700	Kernel Holding SA, 144A, (3)	8.750%	1/31/22	BB-	2,790,450
4,500	Total Food Products				4,637,718
	Independent Power & Renewable Electricity Producers – 2.1%
2,250	Azure Power Energy Ltd, 144A, (3)	5.500%	11/03/22	Ba2	2,293,920
	Metals & Mining – 1.0%
3,000	Petra Diamonds US Treasury PLC, 144A, (4)	7.250%	5/01/22	D	1,110,000
	Oil, Gas & Consumable Fuels – 8.4%
7,740	Petroleos Mexicanos	3.500%	1/30/23	BBB	7,620,262
3,000	Tullow Oil PLC, 144A	6.250%	4/15/22	CCC+	1,545,000
10,740	Total Oil, Gas & Consumable Fuels				9,165,262
	Pharmaceuticals – 2.3%
2,100	Teva Pharmaceutical Finance Co BV	2.950%	12/18/22	BBB	2,041,473
475	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	BBB	470,962
2,575	Total Pharmaceuticals				2,512,435
	Real Estate Management & Development – 4.3%
3,200	China Evergrande Group, Reg S	8.250%	3/23/22	B2	2,849,368
1,750	Country Garden Holdings Co Ltd	4.750%	7/25/22	Baa3	1,786,495
4,950	Total Real Estate Management & Development				4,635,863
	Road & Rail – 5.8%
6,400	Transnet SOC Ltd, 144A, (3)	4.000%	7/26/22	BBB-	6,332,224
	Wireless Telecommunication Services – 1.5%
379	Digicel Group 05 Ltd, 144A, (cash 8.000%, PIK 8.000%)	8.000%	4/01/25	CC	132,668
1,525	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	Ba1	1,556,598
1,904	Total Wireless Telecommunication Services				1,689,266
$66,014	Total Corporate Bonds (cost $65,387,171)				61,569,248

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.1% (0.0% of Total Investments)
	Wireless Telecommunication Services – 0.1%
$567	Digicel Group 05 Ltd, 144A, (cash 7.000%, PIK 7.000%)	7.000%	N/A (5)	CC	$68,004
$567	Total Convertible Bonds (cost $48,170)				68,004
	Total Long-Term Investments (cost $161,401,871)				139,332,514

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.8% (1.4% of Total Investments)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.8% (1.4% of Total Investments)
$1,985	Federal Agricultural Mortgage Corp Discount Notes	0.000%	10/01/20	N/R	$1,985,000
$1,985	Total Short-Term Investments (cost $1,985,000)				1,985,000
	Total Investments (cost $163,386,871) – 129.7%				141,317,514
	Reverse Repurchase Agreements – (30.1)% (6)				(32,854,811)
	Other Assets Less Liabilities – 0.4%				530,923
	Net Assets Applicable to Common Shares – 100%				$108,993,626

Summary of Investments in Emerging Markets Countries
South Africa	9.8%
Ukraine	8.6%
Rwanda	6.1%
Turkey	6.1%
Iraq	5.7%
Mexico	5.4%
Barbados	4.8%
Nigeria	4.5%
El Salvador	4.3%
Costa Rica	3.8%
Mongolia	3.4%
China	3.3%
Ecuador	3.0%
Ghana	2.9%
Egypt	2.7%
Brazil	2.7%
Zambia	2.6%
Argentina	2.1%
Kazakhstan	2.0%
Pakistan	2.0%
India	1.6%
Sri Lanka	1.6%
Bahrain	1.5%
Ilse of Man	1.4%
Colombia	1.1%
Lebanon	1.0%
Namibia	1.0%
Bermuda	0.1%
Total Emerging Markets Countries	95.1%
Total Developed Countries	4.9%
Total Investments	100%

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Emerging Markets Debt	$ —	$77,695,262	$ —	$77,695,262
Corporate Bonds	—	61,569,248	—	61,569,248
Convertible Bonds	—	68,004	—	68,004
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,985,000	—	1,985,000
Total	$ —	$141,317,514	$ —	$141,317,514

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $50,182,796 have been pledged as collateral for reverse repurchase agreements.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Reverse Repurchase Agreements as a percentage of Total Investments is 23.2%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.